Note 6. Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Summary of stock options issued
	Number of Options Outstanding	Range of Exercise Price	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2010	100,000	$2.10 - $2.32	$2.13	$16,700
Options granted	30,000	$1.70 - $2.30	$1.82	$13,240
Options forfeited	(2,500)	$1.70 - $2.10	$1.78	$1,175
Balance at December 31, 2011	127,500	$1.70 - $2.32	$2.07	$24,590
Options granted	196,000	$0.01 - $3.33	$1.37	$370,750
Options exercised	(25,154)	$1.70 - $2.10	$2.04	$35,661
Options expired or cancelled	(70,000)	$0.01	$0.01	$226,800
Options forfeited	(7,750)	$1.70 - $3.33	$2.45	$6,438
Balance at December 31, 2012	220,596	$0.01 - $3.33	$2.09	$257,835

Schedule Of Stock Options

	Options Outstanding			Options Exercisable
Exercise Price Range	Number	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number
$0.01 - $1.00	27,300	8.31	$0.01	27,300
$1.01 - $2.00	16,750	7.65	$1.73	16,750
$2.01 - $3.00	111,276	6.46	$2.41	72,526
$3.01 - $4.00	20,800	8.50	$3.33	20,800
$4.01 - $8.00	60,000	9.99	$7.76	3,751
$8.01 - $8.25	40,000	4.89	$8.25	2,500
Total	276,126	7.41	$4.21	143,627

	Options Outstanding		Options Exercisable
Exercise Price	Number	Weighted Average Remaining Contractual Life (in Years)	Number
$0.01	35,000	9.05	35,000
$1.70	15,000	8.40	15,000
$1.87	3,000	8.40	3,000
$2.10	57,596	7.61	35,096
$2.30	15,000	8.97	15,000
$2.31	16,500	7.61	16,500
$2.81	45,000	5.06	10,000
$3.00	5,000	9.75	5,000
$3.33	28,500	9.25	0
Total	220,596	7.74	134,596

Schedule of Stock Options, Valuation Assumptions
	Year ended December 31, 2012	Year ended December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	131%	157%
Weighted-average risk-free interest rate	0.98%	1.81%
Weighted-average expected life of options (in years)	5.5	5.4